Marketable securities (Changes in Carrying Amounts) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains		$ 70	$ 45	$ 163
Gross proceeds from sales		307	0	219
Petromena
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains		6	0
Gross realized losses		0	0
Gross Unrealized gains		0	0
Gross Unrealized losses		0	0
Gross proceeds from sales		10	0
Recognition and purchases		0	0
Gain/(loss) reclassified into income		0	0
Sapura Kencana
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains		0	0	0
Gross realized losses		0	0	0
Gross Unrealized gains		0	333	205
Gross Unrealized losses		456	0	0
Gross proceeds from sales		297	0	197
Recognition and purchases		0	416	237
Gain/(loss) reclassified into income	131	131	0	(84)
Seadrill Partners LLC
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains		0
Gross realized losses		0
Gross Unrealized gains		0
Gross Unrealized losses		395
Gross proceeds from sales		0
Recognition and purchases		821
Gain/(loss) reclassified into income		0
Other Investments
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains				0
Gross realized losses				(19)
Gross Unrealized gains				0
Gross Unrealized losses				0
Gross proceeds from sales				0
Recognition and purchases				0
Gain/(loss) reclassified into income				$ (1)